Employee Benefits (Details 2) - Average capitalization rate [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Capitalization [Line Items]
Severance compensation	3.30%	4.20%
Retirement benefits	3.60%	4.30%